Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Short-term borrowings	¥ 53,000	¥ 50,000
Accounts payable	194,951	202,054
Insurance premium payables	41,295	56,042
Other payables and accrued expenses	41,965	44,434
Payroll and welfare payable	81,813	41,005
Income taxes payable	7,953	2,575
Amounts due to related parties	20,415	2,495
Long-term borrowings	6,990	0
Deferred tax liabilities	14,380	14,875
Operating lease liabilities	14,966	24,082
Other non-current liability	¥ 11,269	¥ 0
Treasury Stock, Shares | shares	50,414,900	50,414,900
Allowances of Cash And Cash Equivalents	¥ 0	¥ 170
Contract with Customer, Asset, Allowance for Credit Loss, Current	1,252	1,332
Accounts Receivable, Allowance for Credit Loss, Current	2,097	2,153
Premium Receivable, Allowance for Credit Loss	21	33
Allowance For Doubtful Accounts Prepaid Expense And Other Receivable Current	1,294	910
Contract with Customer, Asset, Allowance for Credit Loss, Noncurrent	¥ 616	¥ 533
Common Class A [Member]
Common shares per share | ¥ / shares	¥ 0.00001	¥ 0.00001
Common shares authorized | shares	7,000,000,000	7,000,000,000
Common shares issued | shares	1,062,301,216	912,301,216
Common shares outstanding | shares	860,016,416	858,266,416
Common Class B [Member]
Common shares per share | ¥ / shares	¥ 0.00001	¥ 0.00001
Common shares authorized | shares	800,000,000	800,000,000
Common shares issued | shares	150,591,207	150,591,207
Common shares outstanding | shares	150,591,207	150,591,207
Variable Interest Entity [Member]
Restricted cash, Current	¥ 51,473	¥ 61,708
Short-term borrowings	53,000	50,000
Accounts payable	155,104	156,692
Insurance premium payables	41,295	56,042
Other payables and accrued expenses	37,092	31,351
Payroll and welfare payable	46,617	26,964
Income taxes payable	2,405	2,234
Amounts due to related parties	0	2,495
Long-term borrowings	6,990	0
Deferred tax liabilities	10,100	10,971
Operating lease liabilities	12,577	24,082
Other non-current liability	4,746	0
Variable Interest Entity [Member] | Nonrecourse [Member]
Operating lease liabilities	¥ 14,748	¥ 14,953